As filed with the Securities and Exchange Commission on November 21, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

THE MERGER FUND VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Merger VL Fund
Schedule of Investments
September 30, 2006 (unaudited)

Shares		Value
	COMMON STOCKS - 138.16%
	Advertising Services - 1.32%
1,700	PagesJaunes Groupe SA	$48,287
	Agricultural Genomics - 2.02%
1,825	Delta & Pine Land Company	73,913
	Audio & Video Equipment - 0.32%
2,400	IMAX Corporation (a)	11,736
	Banking - 7.05%
2,000	Commercial Capital Bancorp, Inc.	31,880
3,300	North Fork Bancorporation, Inc. (d)	94,512
3,500	SanPaolo IMI S.p.A (d)	73,820
1,500	Texas Regional Bancshares, Inc. - Class A	57,675
		257,887

	Broadcasting - 3.71%
3,950	Univision Communications, Inc. (a) (e)	135,643
	Brokerage Services - 5.21%
37,400	Instinet Group Incorporated (a) (f) (g)	190,295
	Chicken Production & Processing - 2.51%
4,395	Gold Kist, Inc. (a)	91,592
	Computer Software & Services - 10.75%
7,000	FileNET Corporation (a) (e)	243,810
1,800	Mercury Interactive Corporation (a)	92,754
2,200	MRO Software, Inc. (a)	56,474
		393,038

	Foodservice - 4.90%
5,450	ARAMARK Corporation (b)	179,087
	Healthcare Information Services - 0.95%
2,955	Emdeon Corporation (a)	34,603
	Hospitals and Nursing Homes - 3.62%
2,650	HCA, Inc. (e)	132,209
	Insurance - 1.95%
1,050	AmerUs Group Co.	71,410
	Integrated Gas & Electric Companies - 9.04%
2,100	Constellation Energy Group (b)	124,320
1,000	Endesa, S.A. (a)	42,543
1,300	KeySpan Corporation	53,482
1,800	Public Service Enterprise Group, Inc. (c)	110,142
		330,487

	Medical Products - 3.77%
21,900	Encore Medical Corporation (a) (b)	137,970
	Metals & Mining - 2.50%
1,200	Inco Limited (f)	91,524
	Oil & Gas Exploration & Production - 4.87%
4,600	Energy Partners Ltd. (a) (c)	113,390
1,600	Stone Energy Corporation (a) (c)	64,768
		178,158

	Oil Refining & Marketing - 2.00%
900	Giant Industries, Inc. (a) (e)	73,080
	Oilfield Equipment & Services - 8.90%
1,850	Maverick Tube Corporation (a) (f)	119,935
1,450	NS Group, Inc. (a) (b)	93,598
1,700	Veritas DGC, Inc. (a) (c)	111,894
		325,427

	Pharmaceuticals - 4.01%
155	Serono SA (b)	133,872
600	Serono SA - ADR	12,894
		146,766

	Pipelines - 4.02%
1,400	Kinder Morgan, Inc. (e)	146,790
	Real Estate Development & Management - 6.93%
6,600	Trizec Canada, Inc. (b)	204,008
1,700	Trizec Properties, Inc.	49,147
		253,155

	Real Estate Investment Trusts - 7.51%
1,000	Heritage Property Investment Trust	36,460
1,050	Pan Pacific Retail Properties, Inc. (e)	72,891
2,150	Reckson Associates Realty Corporation (f)	92,020
5,200	Saxon Capital Inc.	73,008
		274,379

	Savings & Loans - 3.49%
1,650	Golden West Financial Corporation (e)	127,463
	Semiconductors - 8.67%
5,900	ATI Technologies, Inc. (a) (b)	126,555
5,000	Freescale Semiconductor, Inc. (a) (c)	190,250
		316,805

	Specialty Retailing - 4.33%
1,500	Michaels Stores, Inc. (b)	65,310
3,250	PETCO Animal Supplies, Inc. (a) (e)	93,080
		158,390

	Stock Exchanges - 1.20%
450	Euronext NV (e)	43,738
	Telecommunication Equipment - 2.58%
40,300	Lucent Technologies, Inc. (a) (f)	94,302
	Telephony - 15.25%
4,300	BellSouth Corporation (b)	183,825
5,800	Portugal Telecom, SGPS, S.A.	72,444
15,600	Price Communications Corporation (a) (e)	301,080
		557,349

	Title Insurance - 4.78%
4,200	Fidelity National Financial, Inc. (e)	174,930
	TOTAL COMMON STOCKS (Cost $4,950,159)	$5,050,413

Contracts (100 shares per contract)
	PUT OPTIONS PURCHASED - 0.18%
1	AMEX Natural Gas Index
	Expiration: October 2006, Exercise Price: $460.00	4,817
1	Energy Select Sector SPDR Fund
	Expiration: October 2006, Exercise Price: $60.00	655
3	iShares Dow Jones Real Estate Index Fund
	Expiration: October 2006, Exercise Price: $80.00	877
2	Semiconductor HOLDRs Trust
	Expiration: November 2006, Exercise Price: $32.50	130
	TOTAL PURCHASED OPTIONS (Cost $7,192)	$6,479

Principal
Amount
	TAX ESCROW NOTE - 0.09%
$4,979	NextWave Wireless LLC Secured Note (a)	$3,286
	TOTAL TAX ESCROW NOTE (Cost $2,738)	$3,286

	CORPORATE BONDS - 0.67%
30,000	Toys "R" Us, Inc.
	7.875%, 04/15/2013	24,450
	TOTAL CORPORATE BONDS (Cost $26,995)	$24,450

	SHORT TERM INVESTMENTS - 0.04%
	VARIABLE RATE DEMAND NOTE - 0.04%
1,467	U.S. Bank, 5.074%	1,467
	TOTAL SHORT TERM INVESTMENTS (Cost $1,466)	$1,467

	Total Investments (Cost $4,988,550) (h)	$5,086,095

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for equity swap contracts.
(e)	All or a portion of the shares have been committed as collateral for the credit facility.
(f)	All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(g)	Fair-valued security.
(h)	The cost basis of investments for federal income tax purposes at 9/30/06 was as follows*:

	Cost of investments	$5,077,352
	Gross unrealized appreciation	47,216
	Gross unrealized depreciation	(38,473)
	Net unrealized appreciation	$8,743

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Merger VL Fund
Schedule of Securities Sold Short
September 30, 2006 (unaudited)

Shares		Value
1,310	Advanced Micro Devices, Inc.	$32,553
7,900	Alcatel SA - ADR	96,222
5,600	AT&T Inc.	182,336
10,900	Banca Intesa SpA	71,666
750	Capital One Financial Corporation	58,995
175	Cie Generale de Geophysique SA	27,020
200	Endesa, S.A.	8,509
2,300	Fidelity National Information Services	85,100
4,500	Fidelity National Title Group, Inc.	94,320
2,000	FPL Group, Inc.	90,000
500	NYSE Group Inc.	36,655
275	SL Green Realty Corp.	30,718
1,000	Utilities Select Sector SPDR Fund	33,990
7,130	Verizon Communications	264,737
1,770	Wachovia Corporation	98,766
510	WebMD Health Corp.	17,513
	Total Securities Sold Short (Proceeds $1,144,362)	$1,229,100

ADR	American Depository Receipt.

The Merger VL Fund
Schedule of Options Written
September 30, 2006 (unaudited)

Contracts (100 shares per contract)		Value
	CALL OPTIONS
	Energy Partners Ltd.
10	Expiration: October 2006, Exercise Price: $22.50	$2,300
36	Expiration: November 2006, Exercise Price: $25.00	2,520
	Freescale Semiconductor, Inc.
30	Expiration: October 2006, Exercise Price: $35.00	9,750
10	Expiration: October 2006, Exercise Price: $40.00	50
18	Public Service Enterprise Group, Inc.	3,780
	Expiration: October 2006, Exercise Price: $60.00
16	Stone Energy Corporation	2,400
	Expiration: October 2006, Exercise Price: $40.00
10	Veritas DGC, Inc.	1,950
	Expiration: October 2006, Exercise Price: $65.00
7	Verizon Communications	1,505
	Expiration: October 2006, Exercise Price: $35.00
	Total Options Written (Premiums received $33,428)	$24,255

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) or 15d15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund VL

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date 11/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Frederick W. Green
Frederick W. Green, President

Date 11/17/06

By (Signature and Title) /s/Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date 11/15/06